Loan	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LOAN
NOTE 5:-	LOAN

In August 31, 2020, the Company and Raphael signed an investment agreement according to which the Company will raise up to $950 from investors. Under the agreement, the funds which the Company raised were transferred to Raphael for its current activity. The funds transferred to Raphael by the Company were considered as a loan which bears no interest and has no repayment date. Based on the agreement, the loan will become an equity interest once the Share Exchange is complete. As of part of the Share Exchange, the loan was converted into stockholders’ equity without any issuance of shares and recorded as part of the Company’s additional paid in capital